Semi-Annual Report
March 31, 2024
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
Semi-Annual Report
March 31, 2024
(Unaudited)

SPDR S&P 500® ETF Trust
Schedule of Investments
March 31, 2024 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,667,800	$ 707,253,546
A O Smith Corp.	1,481,454	132,530,875
Abbott Laboratories	20,930,410	2,378,950,401
AbbVie, Inc.	21,290,423	3,876,986,028
Accenture PLC Class A	7,568,313	2,623,252,969
Adobe, Inc. (a)	5,454,045	2,752,111,107
Advanced Micro Devices, Inc. (a)	19,484,314	3,516,723,834
AES Corp.	8,090,273	145,058,595
Aflac, Inc.	6,410,806	550,431,803
Agilent Technologies, Inc.	3,528,803	513,476,125
Air Products & Chemicals, Inc.	2,682,334	649,849,058
Airbnb, Inc. Class A (a)	5,243,613	864,986,400
Akamai Technologies, Inc. (a)	1,819,525	197,891,539
Albemarle Corp.	1,417,086	186,686,910
Alexandria Real Estate Equities, Inc. REIT	1,882,240	242,639,558
Align Technology, Inc. (a)	859,768	281,935,123
Allegion PLC	1,059,367	142,707,329
Alliant Energy Corp.	3,042,356	153,334,742
Allstate Corp.	3,157,901	546,348,452
Alphabet, Inc. Class A (a)	71,111,821	10,732,907,144
Alphabet, Inc. Class C (a)	59,536,478	9,065,024,140
Altria Group, Inc.	21,326,948	930,281,472
Amazon.com, Inc. (a)	110,304,496	19,896,724,988
Amcor PLC	17,430,338	165,762,514
Ameren Corp.	3,129,784	231,478,825
American Airlines Group, Inc. (a)	7,881,157	120,975,760
American Electric Power Co., Inc.	6,341,705	546,020,801
American Express Co.	6,900,284	1,571,125,664
American International Group, Inc.	8,466,548	661,830,057
American Tower Corp. REIT	5,622,188	1,110,888,127
American Water Works Co., Inc.	2,338,548	285,793,951
Ameriprise Financial, Inc.	1,219,522	534,687,226
AMETEK, Inc.	2,781,896	508,808,778
Common Stocks	Shares	Value
Amgen, Inc.	6,454,837	$ 1,835,239,256
Amphenol Corp. Class A	7,198,103	830,301,181
Analog Devices, Inc.	6,008,074	1,188,336,956
ANSYS, Inc. (a)	1,047,891	363,785,840
Aon PLC Class A	2,414,651	805,817,332
APA Corp.	3,706,873	127,442,294
Apple, Inc.	175,158,625	30,036,201,015
Applied Materials, Inc.	10,040,664	2,070,686,137
Aptiv PLC (a)	3,416,157	272,096,905
Arch Capital Group Ltd. (a)	4,473,925	413,569,627
Archer-Daniels-Midland Co.	6,432,631	404,033,553
Arista Networks, Inc. (a)	3,031,136	878,968,817
Arthur J Gallagher & Co.	2,598,656	649,767,946
Assurant, Inc.	634,116	119,365,996
AT&T, Inc.	86,225,870	1,517,575,312
Atmos Energy Corp.	1,795,264	213,403,032
Autodesk, Inc. (a)	2,577,889	671,333,853
Automatic Data Processing, Inc.	4,960,059	1,238,725,135
AutoZone, Inc. (a)	208,431	656,901,561
AvalonBay Communities, Inc. REIT	1,692,994	314,151,967
Avery Dennison Corp.	974,067	217,460,458
Axon Enterprise, Inc. (a)	851,376	266,378,523
Baker Hughes Co.	12,110,810	405,712,135
Ball Corp.	3,788,223	255,174,701
Bank of America Corp.	83,030,188	3,148,504,729
Bank of New York Mellon Corp.	9,163,233	527,985,485
Bath & Body Works, Inc.	2,747,451	137,427,499
Baxter International, Inc.	6,112,990	261,269,193
Becton Dickinson & Co.	3,499,069	865,844,624
Berkshire Hathaway, Inc. Class B (a)	21,939,710	9,226,086,849
Best Buy Co., Inc.	2,338,738	191,846,678
Biogen, Inc. (a)	1,746,665	376,633,374
Bio-Rad Laboratories, Inc. Class A (a)	251,735	87,067,584
Bio-Techne Corp.	1,904,141	134,032,485
BlackRock, Inc.	1,686,384	1,405,938,341
Blackstone, Inc.	8,680,517	1,140,359,518

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Boeing Co. (a)	6,920,409	$ 1,335,569,733
Booking Holdings, Inc.	421,015	1,527,391,898
BorgWarner, Inc.	2,836,708	98,547,236
Boston Properties, Inc. REIT	1,700,069	111,031,506
Boston Scientific Corp. (a)	17,663,262	1,209,756,814
Bristol-Myers Squibb Co.	24,538,555	1,330,725,838
Broadcom, Inc.	5,309,947	7,037,856,853
Broadridge Financial Solutions, Inc.	1,420,241	290,950,571
Brown & Brown, Inc.	2,846,877	249,215,613
Brown-Forman Corp. Class B	2,181,962	112,632,878
Builders FirstSource, Inc. (a)	1,487,915	310,304,673
Bunge Global SA	1,751,868	179,601,507
Cadence Design Systems, Inc. (a)	3,281,000	1,021,309,680
Caesars Entertainment, Inc. (a)	2,564,789	112,183,871
Camden Property Trust REIT	1,289,493	126,886,111
Campbell Soup Co.	2,377,942	105,699,522
Capital One Financial Corp.	4,593,272	683,892,268
Cardinal Health, Inc.	2,970,519	332,401,076
CarMax, Inc. (a)	1,911,873	166,543,257
Carnival Corp. (a)	12,139,551	198,360,263
Carrier Global Corp.	10,116,422	588,067,611
Catalent, Inc. (a)	2,180,566	123,092,951
Caterpillar, Inc.	6,151,246	2,254,001,072
Cboe Global Markets, Inc.	1,273,663	234,010,103
CBRE Group, Inc. Class A (a)	3,588,895	348,984,150
CDW Corp.	1,617,449	413,711,105
Celanese Corp.	1,201,056	206,413,484
Cencora, Inc.	2,010,980	488,648,030
Centene Corp. (a)	6,442,218	505,585,269
CenterPoint Energy, Inc.	7,624,385	217,218,729
CF Industries Holdings, Inc.	2,303,914	191,708,684
Common Stocks	Shares	Value
CH Robinson Worldwide, Inc.	1,406,561	$ 107,095,555
Charles River Laboratories International, Inc. (a)	615,390	166,739,921
Charles Schwab Corp.	17,950,408	1,298,532,515
Charter Communications, Inc. Class A (a)	1,191,962	346,419,916
Chevron Corp.	20,930,098	3,301,513,659
Chipotle Mexican Grill, Inc. (a)	330,776	961,489,754
Chubb Ltd.	4,890,798	1,267,352,486
Church & Dwight Co., Inc.	2,954,800	308,215,188
Cigna Group	3,529,123	1,281,742,182
Cincinnati Financial Corp.	1,895,137	235,319,161
Cintas Corp.	1,043,346	716,810,002
Cisco Systems, Inc.	49,034,206	2,447,297,221
Citigroup, Inc.	22,965,075	1,452,311,343
Citizens Financial Group, Inc.	5,622,663	204,046,440
Clorox Co.	1,496,916	229,192,809
CME Group, Inc.	4,343,110	935,028,152
CMS Energy Corp.	3,527,955	212,876,805
Coca-Cola Co.	46,925,124	2,870,879,086
Cognizant Technology Solutions Corp. Class A	6,045,499	443,074,622
Colgate-Palmolive Co.	9,929,689	894,168,494
Comcast Corp. Class A	47,814,705	2,072,767,462
Comerica, Inc.	1,585,892	87,208,201
Conagra Brands, Inc.	5,736,840	170,039,938
ConocoPhillips	14,216,012	1,809,414,007
Consolidated Edison, Inc.	4,168,329	378,525,956
Constellation Brands, Inc. Class A	1,948,839	529,616,487
Constellation Energy Corp.	3,851,914	712,026,303
Cooper Cos., Inc.	2,389,183	242,406,507
Copart, Inc. (a)	10,503,487	608,361,967
Corning, Inc.	9,223,646	304,011,372
Corpay, Inc. (a)	870,863	268,696,070

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Corteva, Inc.	8,497,740	$ 490,064,666
CoStar Group, Inc. (a)	4,918,203	475,098,410
Costco Wholesale Corp.	5,354,174	3,922,628,498
Coterra Energy, Inc.	9,072,431	252,939,376
Crown Castle, Inc. REIT	5,235,323	554,054,233
CSX Corp.	23,831,340	883,427,774
Cummins, Inc.	1,643,323	484,205,122
CVS Health Corp.	15,185,778	1,211,217,653
Danaher Corp.	7,932,082	1,980,799,517
Darden Restaurants, Inc.	1,450,721	242,488,015
DaVita, Inc. (a)	650,755	89,836,728
Dayforce, Inc. (a)	1,848,868	122,413,550
Deckers Outdoor Corp. (a)	309,565	291,381,152
Deere & Co.	3,142,471	1,290,738,539
Delta Air Lines, Inc.	7,764,932	371,707,295
Dentsply Sirona, Inc.	2,558,494	84,916,416
Devon Energy Corp.	7,740,599	388,423,258
Dexcom, Inc. (a)	4,659,250	646,237,975
Diamondback Energy, Inc.	2,160,456	428,137,566
Digital Realty Trust, Inc. REIT	3,654,323	526,368,685
Discover Financial Services	3,019,996	395,891,276
Dollar General Corp.	2,647,283	413,134,985
Dollar Tree, Inc. (a)	2,517,314	335,180,359
Dominion Energy, Inc.	10,092,957	496,472,555
Domino's Pizza, Inc.	420,829	209,101,514
Dover Corp.	1,688,368	299,161,926
Dow, Inc.	8,459,006	490,030,218
DR Horton, Inc.	3,632,880	597,790,404
DTE Energy Co.	2,488,976	279,113,769
Duke Energy Corp.	9,294,778	898,897,980
DuPont de Nemours, Inc.	5,185,938	397,605,866
Eastman Chemical Co.	1,431,481	143,463,026
Eaton Corp. PLC	4,816,816	1,506,122,027
eBay, Inc.	6,258,892	330,344,320
Ecolab, Inc.	3,060,539	706,678,455
Edison International	4,619,198	326,715,875
Edwards Lifesciences Corp. (a)	7,314,155	698,940,652
Electronic Arts, Inc.	2,950,721	391,472,155
Common Stocks	Shares	Value
Elevance Health, Inc.	2,833,079	$ 1,469,064,785
Eli Lilly & Co.	9,615,398	7,480,395,028
Emerson Electric Co.	6,875,622	779,833,047
Enphase Energy, Inc. (a)	1,646,110	199,146,388
Entergy Corp.	2,553,165	269,818,477
EOG Resources, Inc.	7,028,912	898,576,110
EPAM Systems, Inc. (a)	691,126	190,861,356
EQT Corp.	4,960,388	183,881,583
Equifax, Inc.	1,480,844	396,155,387
Equinix, Inc. REIT	1,130,135	932,734,320
Equity Residential REIT	4,129,076	260,585,986
Essex Property Trust, Inc. REIT	774,987	189,724,567
Estee Lauder Cos., Inc. Class A	2,805,931	432,534,264
Etsy, Inc. (a)	1,444,070	99,236,490
Everest Group Ltd.	520,695	206,976,263
Evergy, Inc.	2,779,019	148,344,034
Eversource Energy	4,218,078	252,114,522
Exelon Corp.	12,014,380	451,380,257
Expedia Group, Inc. (a)	1,606,976	221,360,944
Expeditors International of Washington, Inc.	1,753,047	213,117,924
Extra Space Storage, Inc. REIT	2,549,763	374,815,161
Exxon Mobil Corp.	47,918,225	5,570,014,474
F5, Inc. (a)	716,125	135,770,139
FactSet Research Systems, Inc.	458,360	208,274,200
Fair Isaac Corp. (a)	298,285	372,739,919
Fastenal Co.	6,897,053	532,038,668
Federal Realty Investment Trust REIT	885,242	90,400,913
FedEx Corp.	2,788,675	807,990,695
Fidelity National Information Services, Inc.	7,151,935	530,530,538
Fifth Third Bancorp	8,227,617	306,149,629
First Solar, Inc. (a)	1,290,920	217,907,296
FirstEnergy Corp.	6,236,093	240,837,912
Fiserv, Inc. (a)	7,237,780	1,156,742,000
FMC Corp.	1,516,704	96,614,045
Ford Motor Co.	47,442,628	630,038,100

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Fortinet, Inc. (a)	7,686,134	$ 525,039,814
Fortive Corp.	4,242,803	364,965,914
Fox Corp. Class A	2,977,693	93,112,460
Fox Corp. Class B	1,593,529	45,606,800
Franklin Resources, Inc.	3,408,245	95,805,767
Freeport-McMoRan, Inc.	17,298,035	813,353,606
Garmin Ltd.	1,848,960	275,254,675
Gartner, Inc. (a)	939,806	447,977,326
GE HealthCare Technologies, Inc.	5,113,300	464,850,103
Gen Digital, Inc.	6,799,017	152,297,981
Generac Holdings, Inc. (a)	740,597	93,418,906
General Dynamics Corp.	2,727,275	770,427,915
General Electric Co.	13,125,446	2,303,909,536
General Mills, Inc.	6,852,703	479,483,629
General Motors Co.	13,930,392	631,743,277
Genuine Parts Co.	1,692,519	262,221,969
Gilead Sciences, Inc.	15,026,924	1,100,722,183
Global Payments, Inc.	3,142,096	419,972,551
Globe Life, Inc.	1,033,138	120,226,269
Goldman Sachs Group, Inc.	3,933,068	1,642,803,173
Halliburton Co.	10,791,397	425,396,870
Hartford Financial Services Group, Inc.	3,625,948	373,653,941
Hasbro, Inc.	1,538,912	86,979,306
HCA Healthcare, Inc.	2,388,965	796,791,496
Healthpeak Properties, Inc. REIT	8,534,398	160,019,963
Henry Schein, Inc. (a)	1,577,959	119,167,464
Hershey Co.	1,810,870	352,214,215
Hess Corp.	3,334,627	508,997,465
Hewlett Packard Enterprise Co.	15,480,584	274,470,754
Hilton Worldwide Holdings, Inc.	3,043,095	649,122,594
Hologic, Inc. (a)	2,832,306	220,806,576
Home Depot, Inc.	12,010,109	4,607,077,812
Honeywell International, Inc.	7,950,083	1,631,754,536
Hormel Foods Corp.	3,488,327	121,707,729
Common Stocks	Shares	Value
Host Hotels & Resorts, Inc. REIT	8,507,510	$ 175,935,307
Howmet Aerospace, Inc.	4,722,202	323,140,283
HP, Inc.	10,470,748	316,426,005
Hubbell, Inc.	646,588	268,366,349
Humana, Inc.	1,484,632	514,751,607
Huntington Bancshares, Inc.	17,310,291	241,478,559
Huntington Ingalls Industries, Inc.	479,934	139,886,363
IDEX Corp.	907,817	221,525,504
IDEXX Laboratories, Inc. (a)	1,002,762	541,421,287
Illinois Tool Works, Inc.	3,300,751	885,690,516
Illumina, Inc. (a)	1,902,822	261,295,517
Incyte Corp. (a)	2,245,097	127,903,176
Ingersoll Rand, Inc.	4,884,496	463,782,895
Insulet Corp. (a)	842,568	144,416,155
Intel Corp.	51,019,849	2,253,546,730
Intercontinental Exchange, Inc. (b)	6,902,928	948,669,395
International Business Machines Corp.	11,041,436	2,108,472,619
International Flavors & Fragrances, Inc.	3,083,513	265,151,283
International Paper Co.	4,175,979	162,946,701
Interpublic Group of Cos., Inc.	4,629,305	151,054,222
Intuit, Inc.	3,380,236	2,197,153,400
Intuitive Surgical, Inc. (a)	4,244,381	1,693,890,013
Invesco Ltd.	5,440,709	90,261,362
Invitation Homes, Inc. REIT	6,948,625	247,440,536
IQVIA Holdings, Inc. (a)	2,209,356	558,724,039
Iron Mountain, Inc. REIT	3,520,688	282,394,384
J M Smucker Co.	1,237,658	155,784,012
Jabil, Inc.	1,542,980	206,682,171
Jack Henry & Associates, Inc.	880,410	152,953,629
Jacobs Solutions, Inc.	1,522,039	233,983,055
JB Hunt Transport Services, Inc.	983,696	196,001,428
Johnson & Johnson	29,030,939	4,592,404,240

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Johnson Controls International PLC	8,210,878	$ 536,334,551
JPMorgan Chase & Co.	34,861,081	6,982,674,524
Juniper Networks, Inc.	3,846,763	142,561,037
Kellanova	3,186,236	182,539,460
Kenvue, Inc.	20,802,269	446,416,693
Keurig Dr Pepper, Inc.	12,567,579	385,447,648
KeyCorp	11,303,677	178,711,133
Keysight Technologies, Inc. (a)	2,140,598	334,746,715
Kimberly-Clark Corp.	4,075,012	527,102,802
Kimco Realty Corp. REIT	8,038,056	157,626,278
Kinder Morgan, Inc.	23,323,324	427,749,762
KLA Corp.	1,638,772	1,144,796,956
Kraft Heinz Co.	9,600,245	354,249,041
Kroger Co.	7,889,189	450,709,368
L3Harris Technologies, Inc.	2,285,628	487,067,327
Laboratory Corp. of America Holdings	1,023,493	223,592,281
Lam Research Corp.	1,582,132	1,537,151,987
Lamb Weston Holdings, Inc.	1,733,101	184,627,250
Las Vegas Sands Corp.	4,456,158	230,383,369
Leidos Holdings, Inc.	1,645,698	215,734,551
Lennar Corp. Class A	3,015,505	518,606,550
Linde PLC	5,847,713	2,715,210,100
Live Nation Entertainment, Inc. (a)	1,711,107	180,983,787
LKQ Corp.	3,233,307	172,690,927
Lockheed Martin Corp.	2,595,442	1,180,588,703
Loews Corp.	2,207,448	172,821,104
Lowe's Cos., Inc.	6,958,553	1,772,552,206
Lululemon Athletica, Inc. (a)	1,388,391	542,374,944
LyondellBasell Industries NV Class A	3,068,504	313,846,589
M&T Bank Corp.	2,002,880	291,298,867
Marathon Oil Corp.	7,057,527	200,010,315
Marathon Petroleum Corp.	4,440,358	894,732,137
MarketAxess Holdings, Inc.	453,647	99,462,105
Common Stocks	Shares	Value
Marriott International, Inc. Class A	2,974,714	$ 750,550,089
Marsh & McLennan Cos., Inc.	5,946,086	1,224,774,794
Martin Marietta Materials, Inc.	746,162	458,098,698
Masco Corp.	2,715,190	214,174,187
Mastercard, Inc. Class A	9,955,912	4,794,468,542
Match Group, Inc. (a)	3,277,661	118,913,541
McCormick & Co., Inc.	3,030,134	232,744,593
McDonald's Corp.	8,747,647	2,466,399,072
McKesson Corp.	1,585,692	851,278,750
Medtronic PLC	16,044,991	1,398,320,966
Merck & Co., Inc.	30,559,184	4,032,284,329
Meta Platforms, Inc. Class A	26,548,208	12,891,278,841
MetLife, Inc.	7,407,372	548,960,339
Mettler-Toledo International, Inc. (a)	261,571	348,226,857
MGM Resorts International (a)	3,295,307	155,571,443
Microchip Technology, Inc.	6,524,715	585,332,183
Micron Technology, Inc.	13,320,703	1,570,377,677
Microsoft Corp.	89,663,945	37,723,414,940
Mid-America Apartment Communities, Inc. REIT	1,398,902	184,067,525
Moderna, Inc. (a)	3,995,851	425,797,883
Mohawk Industries, Inc. (a)	619,611	81,100,884
Molina Healthcare, Inc. (a)	700,939	287,966,769
Molson Coors Beverage Co. Class B	2,241,662	150,751,770
Mondelez International, Inc. Class A	16,247,815	1,137,347,050
Monolithic Power Systems, Inc.	577,402	391,143,663
Monster Beverage Corp. (a)	8,908,947	528,122,378
Moody's Corp.	1,897,666	745,839,668
Morgan Stanley	15,117,810	1,423,492,990

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Mosaic Co.	3,941,551	$ 127,942,745
Motorola Solutions, Inc.	2,001,878	710,626,652
MSCI, Inc.	954,476	534,936,074
Nasdaq, Inc.	4,585,158	289,323,470
NetApp, Inc.	2,516,407	264,147,243
Netflix, Inc. (a)	5,222,213	3,171,606,621
Newmont Corp.	13,916,300	498,760,192
News Corp. Class A	4,602,975	120,505,886
News Corp. Class B	1,395,400	37,759,524
NextEra Energy, Inc.	24,742,907	1,581,319,186
NIKE, Inc. Class B	14,688,722	1,380,446,094
NiSource, Inc.	4,883,135	135,067,514
Nordson Corp.	650,136	178,488,337
Norfolk Southern Corp.	2,726,916	695,009,081
Northern Trust Corp.	2,500,421	222,337,435
Northrop Grumman Corp.	1,709,285	818,166,358
Norwegian Cruise Line Holdings Ltd. (a)	5,008,500	104,827,905
NRG Energy, Inc.	2,722,845	184,309,378
Nucor Corp.	2,964,839	586,741,638
NVIDIA Corp.	29,805,583	26,931,132,575
NVR, Inc. (a)	38,431	311,289,563
NXP Semiconductors NV	3,108,439	770,177,931
Occidental Petroleum Corp.	7,961,999	517,450,315
Old Dominion Freight Line, Inc.	2,157,946	473,259,137
Omnicom Group, Inc.	2,387,630	231,027,079
ON Semiconductor Corp. (a)	5,193,450	381,978,248
ONEOK, Inc.	7,035,179	564,010,300
Oracle Corp.	19,239,775	2,416,708,138
O'Reilly Automotive, Inc. (a)	713,413	805,357,667
Otis Worldwide Corp.	4,934,035	489,801,654
PACCAR, Inc.	6,308,798	781,596,984
Packaging Corp. of America	1,080,707	205,096,574
Palo Alto Networks, Inc. (a)	3,804,588	1,080,997,588
Paramount Global Class B	5,826,879	68,582,366
Common Stocks	Shares	Value
Parker-Hannifin Corp.	1,549,381	$ 861,130,466
Paychex, Inc.	3,878,255	476,249,714
Paycom Software, Inc.	587,935	117,004,944
PayPal Holdings, Inc. (a)	12,999,327	870,824,916
Pentair PLC	1,979,899	169,162,571
PepsiCo, Inc.	16,580,733	2,901,794,082
Pfizer, Inc.	68,093,118	1,889,584,025
PG&E Corp.	25,745,434	431,493,474
Philip Morris International, Inc.	18,721,556	1,715,268,961
Phillips 66	5,188,641	847,512,621
Pinnacle West Capital Corp.	1,355,111	101,267,445
Pioneer Natural Resources Co.	2,815,144	738,975,300
PNC Financial Services Group, Inc.	4,803,521	776,248,994
Pool Corp.	466,516	188,239,206
PPG Industries, Inc.	2,833,464	410,568,934
PPL Corp.	8,865,413	244,064,820
Principal Financial Group, Inc.	2,644,979	228,288,137
Procter & Gamble Co.	28,421,546	4,611,395,839
Progressive Corp.	7,055,095	1,459,134,748
Prologis, Inc. REIT	11,142,868	1,451,024,271
Prudential Financial, Inc.	4,353,259	511,072,607
PTC, Inc. (a)	1,436,748	271,459,167
Public Service Enterprise Group, Inc.	6,009,411	401,308,467
Public Storage REIT	1,910,301	554,101,908
PulteGroup, Inc.	2,598,439	313,423,712
Qorvo, Inc. (a)	1,176,481	135,095,313
QUALCOMM, Inc.	13,424,048	2,272,691,326
Quanta Services, Inc.	1,754,192	455,739,082
Quest Diagnostics, Inc.	1,344,884	179,017,509
Ralph Lauren Corp.	478,788	89,897,235
Raymond James Financial, Inc.	2,271,890	291,756,114
Realty Income Corp. REIT	10,016,851	541,911,639
Regency Centers Corp. REIT	1,986,302	120,290,449

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	1,275,009	$ 1,227,183,412
Regions Financial Corp.	11,213,817	235,938,710
Republic Services, Inc.	2,466,099	472,109,993
ResMed, Inc.	1,771,608	350,831,532
Revvity, Inc.	1,488,115	156,252,075
Robert Half, Inc.	1,276,324	101,186,967
Rockwell Automation, Inc.	1,384,365	403,307,055
Rollins, Inc.	3,385,163	156,631,492
Roper Technologies, Inc.	1,282,129	719,069,228
Ross Stores, Inc.	4,082,986	599,219,025
Royal Caribbean Cruises Ltd. (a)	2,848,045	395,906,735
RTX Corp.	16,011,203	1,561,572,629
S&P Global, Inc.	3,877,415	1,649,646,212
Salesforce, Inc.	11,681,201	3,518,144,117
SBA Communications Corp. REIT	1,301,005	281,927,784
Schlumberger NV	17,174,031	941,308,639
Seagate Technology Holdings PLC	2,331,182	216,916,485
Sempra	7,593,580	545,446,851
ServiceNow, Inc. (a)	2,473,967	1,886,152,441
Sherwin-Williams Co.	2,840,144	986,467,216
Simon Property Group, Inc. REIT	3,934,382	615,691,439
Skyworks Solutions, Inc.	1,925,651	208,586,516
Snap-on, Inc.	638,595	189,164,611
Southern Co.	13,155,220	943,755,483
Southwest Airlines Co.	7,181,673	209,633,035
Stanley Black & Decker, Inc.	1,856,462	181,803,324
Starbucks Corp.	13,662,293	1,248,596,957
State Street Corp. (c)	3,718,076	287,481,636
Steel Dynamics, Inc.	1,834,096	271,868,050
STERIS PLC	1,192,573	268,114,262
Stryker Corp.	4,078,375	1,459,528,061
Super Micro Computer, Inc. (a)	607,485	613,578,075
Synchrony Financial	4,987,445	215,058,628
Synopsys, Inc. (a)	1,834,724	1,048,544,766
Common Stocks	Shares	Value
Sysco Corp.	6,077,865	$ 493,401,081
T Rowe Price Group, Inc.	2,695,037	328,578,911
Take-Two Interactive Software, Inc. (a)	1,908,648	283,415,142
Tapestry, Inc.	2,763,763	131,223,467
Targa Resources Corp.	2,688,789	301,117,480
Target Corp.	5,565,633	986,285,824
TE Connectivity Ltd.	3,746,708	544,171,870
Teledyne Technologies, Inc. (a)	567,801	243,768,325
Teleflex, Inc.	568,232	128,517,031
Teradyne, Inc.	1,844,047	208,063,823
Tesla, Inc. (a)	33,435,293	5,877,590,156
Texas Instruments, Inc.	10,953,078	1,908,135,718
Textron, Inc.	2,363,441	226,724,895
Thermo Fisher Scientific, Inc.	4,658,590	2,707,619,094
TJX Cos., Inc.	13,795,531	1,399,142,754
T-Mobile U.S., Inc.	6,301,697	1,028,562,984
Tractor Supply Co.	1,303,676	341,198,083
Trane Technologies PLC	2,753,993	826,748,699
TransDigm Group, Inc.	667,282	821,824,511
Travelers Cos., Inc.	2,754,184	633,847,906
Trimble, Inc. (a)	3,002,269	193,226,033
Truist Financial Corp.	16,046,948	625,510,033
Tyler Technologies, Inc. (a)	503,914	214,168,489
Tyson Foods, Inc. Class A	3,446,733	202,426,629
U.S. Bancorp	18,776,476	839,308,477
Uber Technologies, Inc. (a)	24,817,582	1,910,705,638
UDR, Inc. REIT	3,661,845	136,989,621
Ulta Beauty, Inc. (a)	593,517	310,338,169
Union Pacific Corp.	7,351,438	1,807,939,147
United Airlines Holdings, Inc. (a)	3,953,465	189,291,904
United Parcel Service, Inc. Class B	8,721,787	1,296,319,202
United Rentals, Inc.	817,189	589,283,160
UnitedHealth Group, Inc.	11,153,160	5,517,468,252
Universal Health Services, Inc. Class B	735,659	134,228,341

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

Common Stocks	Shares	Value
Valero Energy Corp.	4,105,712	$ 700,803,981
Ventas, Inc. REIT	4,845,626	210,978,556
Veralto Corp.	2,646,942	234,677,878
VeriSign, Inc. (a)	1,070,683	202,905,135
Verisk Analytics, Inc.	1,750,465	412,637,114
Verizon Communications, Inc.	50,699,703	2,127,359,538
Vertex Pharmaceuticals, Inc. (a)	3,107,564	1,298,992,828
VF Corp.	3,999,914	61,358,681
Viatris, Inc.	14,492,987	173,046,265
VICI Properties, Inc. REIT	12,475,969	371,659,117
Visa, Inc. Class A	19,085,325	5,326,332,501
Vulcan Materials Co.	1,604,045	437,775,961
W R Berkley Corp.	2,457,753	217,363,675
Walgreens Boots Alliance, Inc.	8,676,228	188,187,385
Walmart, Inc.	51,610,812	3,105,422,558
Walt Disney Co.	22,070,766	2,700,578,928
Warner Bros Discovery, Inc. (a)	26,765,285	233,660,938
Waste Management, Inc.	4,420,496	942,228,722
Waters Corp. (a)	713,966	245,768,516
WEC Energy Group, Inc.	3,807,179	312,645,539
Wells Fargo & Co.	43,428,115	2,517,093,545
Welltower, Inc. REIT	6,678,911	624,077,444
West Pharmaceutical Services, Inc.	892,610	353,214,703
Common Stocks	Shares	Value
Western Digital Corp. (a)	3,868,539	$ 263,989,101
Westinghouse Air Brake Technologies Corp.	2,163,838	315,227,920
Westrock Co.	3,064,854	151,557,030
Weyerhaeuser Co. REIT	8,812,195	316,445,922
Williams Cos., Inc.	14,683,254	572,206,408
Willis Towers Watson PLC	1,245,012	342,378,300
WW Grainger, Inc.	532,538	541,750,907
Wynn Resorts Ltd.	1,157,703	118,351,978
Xcel Energy, Inc.	6,620,670	355,861,013
Xylem, Inc.	2,886,347	373,031,486
Yum! Brands, Inc.	3,386,297	469,510,079
Zebra Technologies Corp. Class A (a)	619,022	186,597,992
Zimmer Biomet Holdings, Inc.	2,524,716	333,212,018
Zoetis, Inc.	5,537,070	936,927,615
Total Common Stocks (Cost $533,605,497,807)		$531,844,734,700
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

The following table summarizes the value of the Trust's investments according to the fair value hierarchy as of March 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$531,844,734,700	$—	$—	$531,844,734,700
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
March 31, 2024 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2024 and for the six months then ended are (Note 3):
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
Intercontinental Exchange, Inc.	6,433,366	$707,798,927	$607,871,637	$550,091,582	$38,268,322	$144,822,091	6,902,928	$ 948,669,395	$ 5,740,536
State Street Corp.	3,581,968	239,848,577	193,741,657	183,781,429	(1,590,436)	39,263,267	3,718,076	287,481,636	5,226,125
TOTAL		$ 947,647,504	$ 801,613,294	$ 733,873,011	$ 36,677,886	$ 184,085,358		$ 1,236,151,031	$ 10,966,661
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Portfolio Statistics
March 31, 2024 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2024*
INDUSTRY	% OF NET ASSETS
Software	10.7%
Semiconductors & Semiconductor Equipment	10.2
Interactive Media & Services	6.2
Technology Hardware, Storage & Peripherals	6.0
Financial Services	4.3
Banks	4.1
Pharmaceuticals	3.9
Broadline Retail	3.8
Oil, Gas & Consumable Fuels	3.6
Health Care Providers & Services	2.6
Health Care Equipment & Supplies	2.6
Insurance	2.2
Specialty Retail	2.1
Hotels, Restaurants & Leisure	2.0
Capital Markets	2.0
Biotechnology	1.9
Consumer Staples Distribution & Retail	1.9
Machinery	1.8
Chemicals	1.6
Aerospace & Defense	1.5
Electric Utilities	1.5
Life Sciences Tools & Services	1.4
Beverages	1.4
Automobiles	1.3
Entertainment	1.3
Household Products	1.2
IT Services	1.2
Ground Transportation	1.1
Specialized REITs	1.0
Industrial Conglomerates	0.9
Communications Equipment	0.8
Food Products	0.8
Diversified Telecommunication Services	0.7
Professional Services	0.7
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.6
Multi-Utilities	0.6
Media	0.6
INDUSTRY	% OF NET ASSETS
Commercial Services & Supplies	0.6%
Consumer Finance	0.5
Building Products	0.5
Tobacco	0.5
Textiles, Apparel & Luxury Goods	0.5
Air Freight & Logistics	0.5
Metals & Mining	0.4
Household Durables	0.4
Energy Equipment & Services	0.3
Trading Companies & Distributors	0.3
Retail REITs	0.3
Residential REITs	0.3
Industrial REITs	0.3
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Health Care REITs	0.2
Construction Materials	0.2
Airlines	0.2
Personal Care Products	0.2
Real Estate Management & Development	0.2
Distributors	0.1
Construction & Engineering	0.1
Auto Components	0.1
Office REITs	0.1
Water Utilities	0.0**
Gas Utilities	0.0**
Hotel & Resort REITs	0.0**
Independent Power & Renewable Electricity Producers	0.0**
Leisure Equipment & Products	0.0**
Other Assets in Excess of Liabilities	0.0**
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statement of Assets and Liabilities
March 31, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$530,608,583,669
Investments in affiliates of the Trustee and the Sponsor, at value	1,236,151,031
Total Investments	531,844,734,700
Cash	1,421,986,624
Receivable for units of fractional undivided interest (“Units”) issued in-kind	137,971
Dividends receivable — unaffiliated issuers (Note 2)	413,115,640
Dividends receivable — affiliated issuers (Note 2)	5,632,279
Receivable for foreign taxes recoverable	547,276
Total Assets	533,686,154,490
LIABILITIES
Accrued Trustee expense (Note 3)	25,307,722
Accrued marketing expense (Note 3)	30,974,725
Distribution payable	1,557,826,191
Accrued expenses and other liabilities	59,289,322
Total Liabilities	1,673,397,960
NET ASSETS	$532,012,756,530
NET ASSETS CONSIST OF:
Paid-in Capital (Note 4)	$554,927,643,946
Total distributable earnings (loss)	(22,914,887,416)
NET ASSETS	$532,012,756,530
NET ASSET VALUE PER UNIT	$ 523.49
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	1,016,282,116
COST OF INVESTMENTS:
Unaffiliated issuers	$532,342,372,064
Affiliates of the Trustee and the Sponsor (Note 3)	1,263,125,743
Total Cost of Investments	$533,605,497,807
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Operations

	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$ 3,636,217,782	$ 6,311,737,018	$ 5,814,040,700	$ 5,063,477,430
Dividend income — affiliates of the Trustee and the Sponsor	10,966,661	19,996,068	18,096,796	15,321,426
Foreign taxes withheld	(927,517)	(1,679,078)	(1,312,601)	(484,053)
Total Investment Income	3,646,256,926	6,330,054,008	5,830,824,895	5,078,314,803
EXPENSES
Trustee expense (Note 3)	108,354,055	175,093,321	223,329,603	203,372,449
S&P license fee (Note 3)	69,491,744	115,509,122	117,918,485	105,207,778
Marketing expense (Note 3)	37,676,257	65,729,666	25,359,401	15,493,874
Registration and filing fees	540,000	—	—	—
Legal and audit fees	151,780	588,706	441,522	616,921
Other expenses	1,737,572	5,042,924	2,504,225	4,823,485
Total Expenses	217,951,408	361,963,739	369,553,236	329,514,507
NET INVESTMENT INCOME (LOSS)	3,428,305,518	5,968,090,269	5,461,271,659	4,748,800,296
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,119,649,661)	(3,915,717,181)	(2,352,742,735)	(3,076,057,194)
Investments — affiliates of the Trustee and the Sponsor	(3,231,917)	(17,957,675)	—	(6,071,948)
In-kind redemptions — unaffiliated issuers	33,297,301,094	24,760,750,943	50,130,219,174	72,888,738,765
In-kind redemptions — affiliated issuers	39,909,803	15,556,396	87,262,145	114,827,869
Net realized gain (loss)	32,214,329,319	20,842,632,483	47,864,738,584	69,921,437,492
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	61,748,951,246	44,789,048,168	(113,100,095,302)	11,150,654,602
Investments — affiliates of the Trustee and the Sponsor	184,085,358	154,584,224	(331,704,873)	69,456,986
Net change in unrealized appreciation/depreciation	61,933,036,604	44,943,632,392	(113,431,800,175)	11,220,111,588
NET REALIZED AND UNREALIZED GAIN (LOSS)	94,147,365,923	65,786,264,875	(65,567,061,591)	81,141,549,080
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$97,575,671,441	$71,754,355,144	$ (60,105,789,932)	$85,890,349,376
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Changes in Net Assets

	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,428,305,518	$ 5,968,090,269	$ 5,461,271,659	$ 4,748,800,296
Net realized gain (loss)	32,214,329,319	20,842,632,483	47,864,738,584	69,921,437,492
Net change in unrealized appreciation/depreciation	61,933,036,604	44,943,632,392	(113,431,800,175)	11,220,111,588
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,575,671,441	71,754,355,144	(60,105,789,932)	85,890,349,376
NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	9,738,859	(13,333,359)	49,404,768	14,211,571
DISTRIBUTIONS TO UNITHOLDERS	(3,413,449,472)	(6,037,265,137)	(5,672,206,879)	(4,958,580,733)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	490,668,227,942	656,633,347,164	752,047,231,926	653,742,584,343
Cost of Units redeemed	(456,785,272,878)	(648,847,861,480)	(740,656,771,588)	(643,775,317,843)
Net income equalization (Note 2)	(9,738,859)	13,333,359	(49,404,768)	(14,211,571)
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	33,873,216,205	7,798,819,043	11,341,055,570	9,953,054,929
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	128,045,177,033	73,502,575,691	(54,387,536,473)	90,899,035,143
NET ASSETS AT BEGINNING OF PERIOD	403,967,579,497	330,465,003,806	384,852,540,279	293,953,505,136
NET ASSETS AT END OF PERIOD	$ 532,012,756,530	$ 403,967,579,497	$ 330,465,003,806	$ 384,852,540,279
UNIT TRANSACTIONS:
Units sold	1,033,100,000	1,598,300,000	1,757,900,000	1,652,950,000
Units redeemed	(962,200,000)	(1,577,850,000)	(1,729,600,000)	(1,633,250,000)
NET INCREASE (DECREASE)	70,900,000	20,450,000	28,300,000	19,700,000
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Six Months Ended 3/31/24 (Unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
Net asset value, beginning of period	$ 427.31	$ 357.29	$ 429.22	$ 335.21	$ 296.82	$ 290.60
Income (loss) from investment operations:
Net investment income (loss) (a)	3.51	6.41	5.98	5.44	5.59	5.71
Net realized and unrealized gain (loss)	96.16	70.13	(71.78)	94.21	38.51	6.05
Total from investment operations	99.67	76.54	(65.80)	99.65	44.10	11.76
Net equalization credits and charges (a)	0.01	(0.01)	0.05	0.02	(0.03)	(0.06)
Less Distributions from:
Net investment income	(3.50)	(6.51)	(6.18)	(5.66)	(5.68)	(5.48)
Net asset value, end of period	$ 523.49	$ 427.31	$ 357.29	$ 429.22	$ 335.21	$ 296.82
Total return (b)	23.38%	21.45%	(15.53)%	29.79%	14.98%	4.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$532,012,757	$403,967,579	$330,465,004	$384,852,540	$293,953,505	$274,259,440
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%(c)	0.09%	0.09%	0.09%	0.09%	0.10%
Total expenses (excluding Trustee earnings credit)	0.09%(c)	0.09%	0.09%	0.09%	0.09%	0.10%
Net expenses (d)	0.09%(c)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.49%(c)	1.56%	1.40%	1.36%	1.81%	2.03%
Portfolio turnover rate (e)	1%	2%	2%	4%	2%	3%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Net of expenses waived by the Trustee.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Notes to Financial Statements
March 31, 2024 (Unaudited)

Note 1  — Organization
SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an “Exchange-Traded Fund”, the units of which are listed on and traded on the New York Stock Exchange (“NYSE”)  under the symbol “SPY”, and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC (the “Sponsor”) and State Street Global Advisors Trust Company (the “Trustee”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the NYSE under the symbol “ICE.”
Note 2  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee (who is responsible for the preparation of the Trust's financial statements) in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Trust’s investments are valued at fair value each day that the NYSE is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2024 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)
Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2024 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2024 (Unaudited)

Note 2 — Summary of Significant Accounting Policies – (continued)
during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2023 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2023.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the six months ended March 31, 2024, the Trustee reclassified $33,337,210,897 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.
At March 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$533,637,330,232	$45,260,454,079	$47,053,049,611	$(1,792,595,532)
Note 3 — Transactions with Affiliates of the Trustee and Sponsor
State Street Bank and Trust Company (“SSBT”), the parent of the Trustee, maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2024 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2024:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2024, the Adjustment Amount reduced the Trustee’s fee by $30,327,790. The Adjustment Amount included an excess of net transaction fees from processing orders of $3,282,538 and a Trustee earnings credit of $27,045,252.
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2025, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022 and 2021. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the six months ended March 31, 2024 and the years ended September 30, 2023,  2022 and 2021, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022 and 2021. The Trust reimbursed the Sponsor for $72,568, $446,722, $300,191 and $519,011 of legal fees for the six months ended March 31, 2024 and the years ended September 30, 2023, 2022 and 2021, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2024 (Unaudited)

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at March 31, 2024 are listed in the Schedule of Investments.
Note 4  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the  common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2024 (Unaudited)

Note 5  — Investment Transactions
For the six months ended March 31, 2024, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $342,234,562,967, $308,366,263,179, $4,661,170,545, and $4,734,187,681, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $33,337,210,897.
Note 6  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value. For example, conflict, loss of life and disaster connected to ongoing armed conflicts between Ukraine and Russian in Europe and Israel and Hamas in the Middle East could have severe adverse effects on their respective regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Russia's invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country’s credit rating; a freeze of Russian foreign assets; and a decline in the value and liquidity of Russian securities, properties, or interests. These Russian-related sanctions as well as the potential for military escalation and other corresponding events in Europe and the Middle East, and the resulting disruption of the Russian and Israeli economies, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian or Israeli issuers.
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
March 31, 2024 (Unaudited)

Note 6 — Equity Investing and Market Risk – (continued)
global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease, such as COVID-19, or other public health issues.
An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust’s portfolio will fluctuate over the entire life of the Trust.
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.
Note 7  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust
Other Information
March 31, 2024 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	29.70%	100.21%	233.96%
Return Based on Bid/Ask Price	29.64%	100.10%	233.68%
S&P 500® Index	29.88%	101.57%	238.26%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	29.70%	14.89%	12.82%
Return Based on Bid/Ask Price	29.64%	14.88%	12.81%
S&P 500® Index	29.88%	15.05%	12.96%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Iron Street
Boston, MA 02210
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210
SPYSAR